Balance Sheet Components - Schedule of Accrued Expenses - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Other accrued liabilities	$ 379	$ 227
Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Professional fees	1,029	367
Early exercise liability	21	150
Other accrued liabilities	143	1,354
Employee termination benefits charges incurred during the period	1,535	0
Total accrued expenses and other current liabilities	$ 2,728	$ 1,871